PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance		$ 10,049,920		$ 9,953,365	$ 10,065,335
Additions		493,639		1,766,141	668,787
Disposals		(1,586)		(24,119)	(6,285)
Rejection fleet	[1]	(1,081,578)
Retirements		(111,256)		(65,382)	(63,996)
Depreciation expenses		(718,767)		(821,607)	(763,923)
Foreign exchange		(170,405)		(30,770)	(116,491)
Other increases (decreases)		(136,017)	[2]	(727,708)	164,197
Adjustment application IAS 29					5,741
Changes, total		(1,725,970)		96,555	(111,970)
Closing balance		8,323,950		10,049,920	9,953,365
Construction in progress [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance		372,589		630,320	556,822
Additions		6,535		21,884	7,927
Disposals
Rejection fleet	[1]
Retirements		(39)		(20)	(80)
Depreciation expenses
Foreign exchange		(2,601)		(1,340)	(714)
Other increases (decreases)		1,477	[2]	(278,255)	65,992
Adjustment application IAS 29					373
Changes, total		5,372		(257,731)	73,498
Closing balance		377,961		372,589	630,320
Land [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance		48,406		45,424	49,780
Additions				7,950
Disposals				(28)	(8)
Rejection fleet	[1]
Retirements
Depreciation expenses
Foreign exchange		(5,428)		(1,103)	(4,348)
Other increases (decreases)		1	[2]	(3,837)
Adjustment application IAS 29
Changes, total		(5,427)		2,982	(4,356)
Closing balance		42,979		48,406	45,424
Buildings net [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance		74,862		112,565	124,548
Additions
Disposals				(47)	(1,412)
Rejection fleet	[1]
Retirements					(19)
Depreciation expenses		(4,819)		(5,768)	(6,219)
Foreign exchange		(4,836)		(914)	(4,244)
Other increases (decreases)			[2]	(30,974)	(89)
Adjustment application IAS 29
Changes, total		(9,655)		(37,703)	(11,983)
Closing balance		65,207		74,862	112,565
Plant and Equipment Net [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance		9,374,516		8,987,582	9,138,591
Additions		485,800		1,694,640	635,367
Disposals		(1,439)		(23,945)	(4,747)
Rejection fleet	[1]	(1,081,496)
Retirements		(107,912)		(64,838)	(63,774)
Depreciation expenses		(682,102)		(776,225)	(705,577)
Foreign exchange		(146,219)		(24,615)	(94,488)
Other increases (decreases)		(142,179)	[2]	(418,083)	78,341
Adjustment application IAS 29					3,869
Changes, total		(1,675,547)		386,934	(151,009)
Closing balance		7,698,969		9,374,516	8,987,582
Information technology equipment net [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance		20,776		22,564	30,156
Additions		1,295		6,580	4,995
Disposals		(112)		(13)	(30)
Rejection fleet	[1]
Retirements		(55)		(85)	(92)
Depreciation expenses		(6,186)		(8,574)	(11,677)
Foreign exchange		(1,543)		(234)	(1,819)
Other increases (decreases)		656	[2]	538	732
Adjustment application IAS 29					299
Changes, total		(5,945)		(1,788)	(7,592)
Closing balance		14,831		20,776	22,564
Fixed installations & accessories net [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance		59,834		71,009	80,777
Additions		9		26	64
Disposals		(31)		(75)	(74)
Rejection fleet	[1]
Retirements		(3,250)		(77)	(27)
Depreciation expenses		(9,037)		(11,945)	(12,538)
Foreign exchange		(7,195)		(2,007)	(8,499)
Other increases (decreases)		8,869	[2]	2,903	10,195
Adjustment application IAS 29					1,111
Changes, total		(10,635)		(11,175)	(9,768)
Closing balance		49,199		59,834	71,009
Motor vehicles net [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance		477		634	436
Additions				73	24
Disposals		(4)		(11)	(14)
Rejection fleet	[1]
Retirements
Depreciation expenses		(81)		(94)	(146)
Foreign exchange		4		(125)	(28)
Other increases (decreases)			[2]		273
Adjustment application IAS 29					89
Changes, total		(81)		(157)	198
Closing balance		396		477	634
Leasehold improvements [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of movement of property, plant and equipment [Line Items]
Opening balance		98,460		83,267	84,225
Additions				34,988	20,410
Disposals
Rejection fleet	[1]	(82)
Retirements				(362)	(4)
Depreciation expenses		(16,542)		(19,001)	(27,766)
Foreign exchange		(2,587)		(432)	(2,351)
Other increases (decreases)		(4,841)	[2]		8,753
Adjustment application IAS 29
Changes, total		(24,052)		15,193	(958)
Closing balance		$ 74,408		$ 98,460	$ 83,267

[1]	Include aircraft lease rejection due to Chapter 11 process.
[2]	Include the reclassification of 4 A350 aircraft that were incorporated on property plant and equipment from available for sale for ThU$ 464,812 and the reclassification of 11 B767 aircraft that were moved to available for sales for ThU$ 606,522 (see note 13).